Stockholders' Equity (Tables) (Lazy Days' R.V. Center, Inc.)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of Stock Option Activity

Stock option activity is summarized below:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at March 15, 2018	-	$-
Granted	4,271,128	$11.10
Cancelled or terminated	(612,707)	$11.08
Exercised	-	$-
Options outstanding at June 30, 2018	3,658,421	$11.10	4.74	$-
Options vested at June 30, 2018	-	$-	-	$-

Lazydays' RV Center Inc [Member]
Schedule of Options Granted In Assumptions

The grant date value of options granted during year ended December 31, 2017 was determined using the Black Scholes method with the following assumptions used:

For the Year Ended
December 31, 2017
Risk free interest rate	1.90% - 2.11%
Expected term (years)	6.17 - 6.25
Expected volatility	36%
Expected dividends	0.00%

Schedule of Stock Option Activity

A summary of the option activity during the year ended December 31, 2017 is presented below:

	Number of Options	Weighted Average Exercise Price		Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, December 31, 2016	75,561	$98.69
Granted	283,333	26.00
Forfeited	(75,561)	98.69
Outstanding, December 31, 2017	283,333	$22.77	(1)	9.2	$-

Exercisable, December 31, 2017	-	$-		-	$-

(1)	In April 2017, options for the purchase of 216,667 common shares were modified such that the exercise price was reduced from $26.00 per share to $21.77 per share (see Note 14), reducing the weighted average exercise price from $26.00 per share to $22.77 per share.

Schedule of Stock Options Information

The following table presents information related to stock options at December 31, 2017:

Options Outstanding		Options Exercisable
Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$21.77	216,667	-	-
$26.00	66,666	-	-
	283,333	-	-